RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
5.	RELATED PARTY TRANSACTIONS

The Company has an agreement with a company owned by a Board member for the use of an asset for corporate and marketing activities. The Company has in 2025, 2024 and 2023 paid operating costs of $1.8 million, $1.4 million and $1.3 million, and fees associated with actual use. In 2025, 2024 and 2023, the Company recognized an expense of $0.1 million, $0.1 million and $0.2 million, respectively, for utilization of the asset. No amounts were due to the related party as of December 31, 2025, or December 31, 2024.